FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2003

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Sandell Asset Management Corp.
Address:  1251 Avenue of the Americas, 23rd Floor, New York, NY 10020

13F File Number:  28-06499

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Sandell
Title:  Principal
Phone:  212-899-4756

Signature, Place, and Date of Signing:


/s/ Thomas Sandell
------------------
(Signature)

New York, New York
------------------
(City, State)

November 11, 2003
-----------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total: $87,530 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None

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NON-CONFIDENTIAL                                                          FORM 13F
                                                                                                             (SEC USE ONLY)
QTR ENDED: 9/30/03                                   Name of Reporting Manager: Sandell Asset Management

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      Item 1:                         Item 2 :           Item 3:    Item 4:  Item 5:   Item 6:   Item 7:             Item 8:
   Name of Issuer                  Title of Class        CUSIP      Fair    Shares or Investment Managers       Voting Authority
                                                         Number     Market  Principal Discretion  See               (Shares)
                                                                    Value    Amount              Instr.V  (a)Sole (b)Shared (c)None
                                                                   (X$1000)

AEP INDUSTRIES INC                     COM             001031-10-3    274    31,000 SH   SOLE               31,000
ALLSTREAM INC.                         CL B LT VTG SH  02004C-20-4  4,301   110,130 SH   SOLE              110,130
AIM SELECT REAL ESTATE INCOME FUND     COM             008492-10-0  1,132    76,050 SH   SOLE               76,050
BE AEROSPACE INC                       COM             073302-10-1  1,100   250,000 SH   SOLE              250,000
CHARTER COMMUNICATIONS INC             NOTE 4.75% 6/06 161133-AC-7  1,680 2,000,000 PRN  SOLE            2,000,000
COHEN & STEERS PREMIUM INCOME REALTY F COM             19247V-10-4    838    50,000 SH   SOLE               50,000
DYNEGY INC                             COM CL-A        26816Q-10-1  3,600 1,000,000 SH   SOLE            1,000,000
FIDELITY NATIONAL INFORMATION SOLUTION COMNC           31620P-10-9  4,117   165,000 SH   SOLE              165,000
GBC BANCORP CALIF                      COM             361475-10-6  7,547   197,451 SH   SOLE              197,451
GENESIS HEALTH VENTURES INC            COM             37183F-10-7  5,447   225,000 SH   SOLE              225,000
GRACE W R & CO DEL NEW                 COM             38388F-10-8    233    75,000 SH   SOLE               75,000
IGEN INC                               COM             449536-10-1  2,015    35,000 SH   SOLE               35,000
JOHN HANCOCK FINANCIAL SERVICES        COM             41014S-10-6 17,725   524,400 SH   SOLE              524,400
NEWHALL LAND & FARMING CO              DEPOSITARY REC  651426-10-8  2,513    63,600 SH   SOLE               63,600
NTL INC                                COM             62940M-10-4 11,568   250,000 SH   SOLE              250,000
NUVEEN PFD & CVT INCOME FUND           COM             67073B-10-6    350    24,401 SH   SOLE               24,401
OVERTURE SERVICES INC                  COM             69039R-10-0 14,347   544,900 SH   SOLE              544,900
PACIFIC NORTHWEST BANCORP              COM             69466M-10-3    504    14,131 SH   SOLE               14,131
PATHMARK STORES INC                    COM             70322A-10-1    174    25,000 SH   SOLE               25,000
QWEST COMMUNICAITONS INTL INC          COM             749121-10-9    850   250,000 SH   SOLE              250,000
RELIANT RESOURCES                      COM             75952B-10-5  1,024   200,000 SH   SOLE              200,000
SOLUTIA INC                            COM             834376-10-5  3,990 1,000,000 SH   SOLE            1,000,000
TITAN CORP                             COM             888266-10-3  2,084   100,000 SH   SOLE              100,000
ZWEIG FUND INC                         COM             989834-10-6    117    25,000 SH   SOLE               25,000


                                             Value Total:  $ 87,530

                                            Entry Total:         24

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